Virtus KAR Developing Markets Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated December 18, 2025 to the Summary Prospectus and the Virtus Opportunities Trust

Statutory Prospectus applicable to the Fund (collectively, the “Prospectuses”), each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for the Fund. The Prospectuses will be updated as appropriate at the time of the change.

Separately, David Forward and Sean Pompa, CFA will be added as portfolio managers of the Fund, effective January 1, 2026. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	David Forward, Portfolio Manager and Senior Research Analyst at KAR. Mr. Forward has served as a Portfolio Manager of the fund since January 2026.

>	Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since inception in June 2021.

>	Sean Pompa, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Pompa has served as a Portfolio Manager of the fund since January 2026.

>	Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in June 2021. Mr. Thrasher will be retiring on June 30, 2026.

In the Management of the Funds section under “Portfolio Management” beginning on page 103 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” will be replaced with the following:

Fund	Portfolio Managers
Virtus KAR Developing Markets Fund	David Forward (since January 2026)
Hyung Kim (since the fund’s inception in June 2021)
Sean Pompa, CFA (since January 2026)
Craig Thrasher, CFA (since the fund’s inception in June 2021, retiring on June 30, 2026)

The portfolio manager biographies under the referenced table will be amended by adding the following for Messrs. Forward and Pompa.

David Forward Mr. Forward is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the International and Emerging Markets Small Cap Portfolios. Prior to joining KAR in 2018, Mr. Forward was an analyst with Deutsche Bank (2015 to 2018), where he focused on global small-cap equities. He began his career in the investment industry in 2015.

Sean Pompa, CFA, Mr. Pompa is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the International and Emerging Markets Small Cap Portfolios. Prior to joining KAR in 2021, Mr. Pompa was a research analyst with Weitz Investment Management (2019 to 2021) and a vice president – research analyst for First Pacific Advisors. Mr. Pompa is a CFA® charterholder. He began his career in the investment industry in 2016.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/KAR Dev Mkts PM Changes (12/2025)

Virtus KAR Emerging Markets Small-Cap Fund (the “Fund”),
a series of Virtus Opportunities Trust

Supplement dated December 18, 2025 to the Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus applicable to the Fund (collectively, the “Prospectuses”), each dated January 28, 2025, as supplemented

This supplement supersedes the earlier supplement dated December 18, 2025.

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for the Fund. The Prospectuses will be updated, as appropriate, at the time of the change.

Separately, Sean Pompa, CFA will be added as a portfolio manager of the Fund, effective January 1, 2026. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since 2017.

>	Sean Pompa, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Pompa has served as a Portfolio Manager of the fund since January 2026.

>	Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in 2013. Mr. Thrasher will be retiring on June 30, 2026.

In the Management of the Funds section under “Portfolio Management” beginning on page 103 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” will be replaced with the following:

Fund	Portfolio Managers
Virtus KAR Emerging Markets Small-Cap Fund	Hyung Kim (since 2017) Sean Pompa, CFA (since January 2026) Craig Thrasher, CFA (since the fund’s inception in 2013, retiring on June 30, 2026)

The portfolio manager biographies under the referenced table will be amended by adding the following for Mr. Pompa.

Sean Pompa, CFA, Mr. Pompa is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the International and Emerging Markets Small Cap Portfolios. Prior to joining KAR in 2021, Mr. Pompa was a research analyst with Weitz Investment Management (2019 to 2021) and a vice president – research analyst for First Pacific Advisors. Mr. Pompa is a CFA® charterholder. He began his career in the investment industry in 2016.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/KAR EM Small-Cap PM Changes (12/2025)

Virtus KAR International Small-Mid Cap Fund (the “Fund”),
a series of Virtus Opportunities Trust

Supplement dated December 18, 2025 to the Summary Prospectus and the Virtus Opportunities Trust
Statutory Prospectus applicable to the Fund (collectively, the “Prospectuses”), each dated January 28, 2025, as supplemented

This supplement supersedes the earlier supplement dated December 18, 2025.

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for the Fund. The Prospectuses will be updated as appropriate at the time of the change.

Separately, Victor Zimmermann, CFA will be added as a portfolio manager of the Fund, effective January 1, 2026. Following are the resulting changes to the Prospectuses.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Hyung Kim, Portfolio Manager and Senior Research Analyst at KAR. Mr. Kim has served as a Portfolio Manager of the fund since 2018.

>	Craig Thrasher, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in 2012. Mr. Thrasher will be retiring on June 30, 2026.

>	Victor Zimmermann, CFA, Portfolio Manager and Senior Research Analyst at KAR. Mr. Zimmermann has served as a Portfolio Manager of the fund since January 2026.

In the Management of the Funds section under “Portfolio Management” beginning on page 103 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” will be replaced with the following:

Fund	Portfolio Managers
Virtus KAR International Small-Mid Cap Fund	Hyung Kim (since 2018) Craig Thrasher, CFA (since the fund’s inception in 2012, retiring on June 30, 2026) Victor Zimmermann, CFA (since January 2026)

The portfolio manager biographies under the referenced table will be amended by adding the following for Mr. Zimmermann.

Victor Zimmermann, CFA, Mr. Zimmermann is a Portfolio Manager and Senior Research Analyst at KAR with primary research responsibilities for the International and Emerging Markets Small Cap Portfolios. Prior to joining KAR in 2025, Mr. Zimmermann worked at Invesco/Oppenheimer as a senior research analyst on the International Growth Fund (2018 to 2025). Prior to that he served as a senior research analyst at The Brattle Group. Mr. Zimmermann is a CFA® charterholder. He began his career in the investment industry in 2018.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/KAR Int Small-Mid Cap PM Changes (12/2025)

Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund and
Virtus KAR International Small-Mid Cap Fund (collectively, the “Funds”), each a series of Virtus Opportunities Trust

Supplement dated December 18, 2025 to the Statement of Additional Information (“SAI”)
applicable to the Funds dated January 28, 2025, as supplemented

This supplement supersedes the earlier supplement dated December 18, 2025.

IMPORTANT NOTICE TO INVESTORS

Kayne Anderson Rudnick has announced that on June 30, 2026, Craig Thrasher, CFA® will be retiring and therefore stepping down as a portfolio manager for the Funds. The SAI will be updated as appropriate at the time of the change.

Separately, effective January 1, 2026, David Forward and Sean Pompa, CFA will be added as portfolio managers of Virtus KAR Developing Markets Fund; Sean Pompa, CFA will be added as a portfolio manager of Virtus KAR Emerging Markets Small-Cap Fund; and Victor Zimmermann, CFA, will be added as a portfolio manager of Virtus KAR International Small-Mid Cap Fund. Following are the resulting changes to the SAI.

The disclosure in the table under “Portfolio Managers” beginning on page 81 of the SAI will be amended by adding Messrs. Forward and Pompa in the row for Developing Markets Fund, by adding Mr. Pompa in the row for EM Small-Cap Fund, and by adding Mr. Zimmermann in the row for International Small-Mid Cap Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 82 of the SAI will be amended by adding rows and associated footnotes for Messrs. Forward, Pompa and Zimmermann as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David Forward (****)	0	N/A	0	N/A	0	N/A
Sean Pompa, CFA (*****)	0	N/A	0	N/A	0	N/A
Victor Zimmermann, CFA (******)	0	N/A	0	N/A	0	N/A

(****) As of December 1, 2025. Mr. Forward became a Portfolio Manager of the Developing Markets Fund effective January 1, 2026.

(*****) As of December 1, 2025. Mr. Pompa became a Portfolio Manager of the Developing Markets Fund and EM Small-Cap Fund effective January 1, 2026.

(******) As of December 1, 2025. Mr. Zimmermann became a Portfolio Manager of the International Small-Mid Cap Fund effective January 1, 2026.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 84 of the SAI will be amended by adding rows and associated footnotes for Messrs. Forward, Pompa and Zimmermann as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Financial Exposure Through Similar Strategies
David Forward (****)	Developing Markets Fund	$10,001-$50,000	None
Sean Pompa, CFA (*****)	Developing Markets Fund	None	None
	EM Small-Cap Fund	$10,001-$50,000	None
Victor Zimmermann, CFA (******)	International Small-Mid Cap Fund	None	None

(****) As of December 1, 2025. Mr. Forward became a Portfolio Manager of the Developing Markets Fund effective January 1, 2026.

(*****) As of December 1, 2025. Mr. Pompa became a Portfolio Manager of the Developing Markets Fund and EM Small-Cap Fund effective January 1, 2026.

(******) As of December 1, 2025. Mr. Zimmermann became a Portfolio Manager of the International Small-Mid Cap Fund effective January 1, 2026.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/KAR PM Changes (12/2025)